ORGANIZATION AND NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ORGANIZATION AND NATURE OF BUSINESS
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 - ORGANIZATION AND NATURE OF BUSINESS

Corporate History

 On May 14, 2019, Singlepoint Inc. (“Singlepoint” or “the Company”) established a subsidiary, Singlepoint Direct Solar LLC (“Direct Solar America”), completing the acquisition of certain assets of Direct Solar, LLC and AI Live Transfers LLC. The Company owns Fifty One Percent (51%) of the membership interests of Direct Solar America. On January 26, 2021, the Company acquired 100% ownership of EnergyWyze, LLC, a limited liability company (“EnergyWyze”). On February 26, 2021, the Company purchased 51% ownership of Box Pure Air, LLC, (“Box Pure Air”). On April 21, 2022 the Company purchased 80.1% membership interests in The Boston Solar Company, LLC (“Boston Solar”).

Business

The Company is a diversified holding company principally engaged through its subsidiaries on providing renewable energy solutions and energy-efficient applications to drive better health and living. Our primary focus is on sustainability by providing an integrated solar energy solution for our customers and clean environment solutions through our air purification business. We conduct our solar operations primarily through our subsidiary, Boston Solar, in which we hold an 80.1% equity interest.

We conduct our air purification operations through Box Pure Air, in which we hold a 51% equity interest.

We also have ownership interests outside of our primary solar and air purification businesses. We consider these subsidiaries to be noncore businesses of ours. These noncore businesses are:

•

Discount Indoor Garden Supply, Inc. (“DIGS”), in which we hold a 90% equity interest and which provides products and services within the agricultural industry designed to improve yields and efficiencies;

•	EnergyWyze, a wholly owned subsidiary and which is a digital and direct marketing firm focused on customer lead generation in the solar energy industry;
•	ShieldSaver, LLC (“ShieldSaver”), in which we hold a 51% equity interest and which focuses on efficiently tracking records of vehicle repairs; and
•

Direct Solar America, in which we hold a 51% equity interest and which works with homeowners and small commercial businesses to provide solar, battery backup and electric vehicle (“EV”) chargers at their location(s).

We built and plan to continue to build our portfolio through organic growth, synergistic acquisitions, products, and partnerships. We generally acquire majority and/or controlling stakes in innovative and promising businesses that are expected to appreciate in value over time. We are particularly focused on businesses where our engagement will be potentially significant for that entity’s growth prospects. We strive to create long-term value for our stockholders by helping our subsidiary companies to increase their market penetration, grow revenue and improve operating margins and cash flow. Our emphasis is on building businesses in industries where our management team has in-depth knowledge and experience, or where our management can provide value by advising on new markets and expansion.

Going Concern

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As of June 30, 2023, the Company has yet to achieve profitable operations and is dependent on its ability to raise capital from stockholders or other sources to sustain operations and to ultimately achieve viable operations. The financial statements do not include any adjustments that might result from the outcome of these uncertainties. These factors raise substantial doubt about the Company’s ability to continue as a going concern. As of June 30, 2023, Company had $450,906 in cash. The Company’s net loss incurred for the six months ended June 30, 2023,attributable to Singlepoint, Inc. was $3,526,593, its accumulated deficit was $98,797,502, and its working capital deficit was $17,671,000 at June 30, 2023.

The Company’s ability to continue in existence is dependent on its ability to develop the existing businesses and to achieve profitable operations. Since the Company does not anticipate achieving profitable operations and/or adequate cash flows in the near term, management will continue to pursue additional debt and equity financing.

NOTE 1 - ORGANIZATION AND NATURE OF BUSINESS

Corporate History

On May 14, 2019, Singlepoint Inc. (“Singlepoint” or “the Company”) established a subsidiary, Singlepoint Direct Solar LLC (“Direct Solar America”), completing the acquisition of certain assets of Direct Solar LLC and AI Live Transfers LLC. The Company owns Fifty One Percent (51%) of the membership interests of Direct Solar America. On January 26, 2021, the Company acquired 100% ownership of EnergyWyze, LLC, a limited liability company (“EnergyWyze”). On February 26, 2021, the Company purchased 51% ownership of Box Pure Air, LLC, (“Box Pure Air”). On April 21, 2022 the Company purchased 80.1% membership interests in The Boston Solar Company, LLC (“Boston Solar”).

Business

The Company is a diversified holding company principally engaged through its subsidiaries on providing renewable energy solutions and energy-efficient applications to drive better health and living. Our primary focus is on sustainability by providing an integrated solar energy solution for our customers and clean environment solutions through our air purification business. We conduct our solar operations primarily through our subsidiary, Boston Solar, in which we hold an 80.1% equity interest.

We conduct our air purification operations through Box Pure Air, in which we hold a 51% equity interest.

We also have ownership interests outside of our primary solar and air purification businesses. We consider these subsidiaries to be noncore businesses of ours. These noncore businesses are:

•

Discount Indoor Garden Supply, Inc. (“DIGS”), in which we hold a 90% equity interest and which provides products and services within the agricultural industry designed to improve yields and efficiencies;

•	EnergyWyze, a wholly owned subsidiary and which is a digital and direct marketing firm focused on customer lead generation in the solar energy industry;
•	ShieldSaver LLC (“ShieldSaver”), in which we hold a 51% equity interest and which focuses on efficiently tracking records of vehicle repairs; and
•

Direct Solar America, in which we hold a 51% equity interest and which works with homeowners and small commercial business to provide solar, battery backup and electric vehicle (“EV”) chargers at their location(s).

We built and plan to continue to build our portfolio through organic growth, synergistic acquisitions, products, and partnerships. We generally acquire majority and/or control stakes in innovative and promising businesses that are expected to appreciate in value over time. We are particularly focused on businesses where our engagement will be potentially significant for that entity’s growth prospects. We strive to create long-term value for our stockholders by helping our subsidiary companies to increase their market penetration, grow revenue and improve operating margins and cash flow. Our emphasis is on building businesses in industries where our management team has in-depth knowledge and experience, or where our management can provide value by advising on new markets and expansion.

Going Concern

The financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2022, the Company has yet to achieve profitable operations and is dependent on its ability to raise capital from stockholders or other sources to sustain operations and to ultimately achieve viable operations. The financial statements do not include any adjustments that might result from the outcome of these uncertainties. These factors raise substantial doubt about the Company’s ability to continue as a going concern. As of December 31, 2022, the Company had $564,242 in cash.  The Company’s net losses incurred for the year ended December 31, 2022, were $8,852,677, and working capital deficit was $14,605,687 at December 31, 2022.

The Company’s ability to continue in existence is dependent on the Company’s ability to develop the Company’s businesses and to achieve profitable operations. Since the Company does not anticipate achieving profitable operations and/or adequate cash flows in the near term, management will continue to pursue additional debt and equity financing.